Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	SFr 440,413	SFr 4,914,404
Accrued expenses	348,841	1,977,614
Loan and borrowings		6,117,069
Non-current lease liabilities		358,050
Current lease liabilities	101,031	130,200
Total	890,285	13,497,337
Carrying amount [Member]
Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	440,413	4,914,404
Accrued expenses	348,841	1,977,614
Loan and borrowings		5,869,797
Non-current lease liabilities		343,629
Current lease liabilities	99,659	117,856
Total	888,913	13,223,300
Less than 3 months [Member]
Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	440,413	4,914,404
Accrued expenses	348,841	1,977,614
Loan and borrowings		5,759,877
Non-current lease liabilities
Current lease liabilities	33,677	32,550
Total	822,931	12,684,445
Between 3 months and 2 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings		357,192
Non-current lease liabilities		130,200
Current lease liabilities	67,354	97,650
Total	67,354	585,042
2 years and later [Member]
Financial Instruments and Risk Management (Details) - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Non-current lease liabilities		227,850
Current lease liabilities
Total		SFr 227,850